Related Party Transactions - Summary of ROU Assets And Lease Liabilities Attributable To Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Right-of-use assets	$ 128,264	$ 88,017
Present value of lease liabilities	182,304
Finance Leases
Disclosure of transactions between related parties [line items]
Right-of-use assets	22,137	25,688
Present value of lease liabilities	29,585
MVS shareholder | Operating Leases
Disclosure of transactions between related parties [line items]
Right-of-use assets	5,849	6,314
Present value of lease liabilities	5,907	4,867
MVS shareholder | Finance Leases
Disclosure of transactions between related parties [line items]
Right-of-use assets	596	616
Present value of lease liabilities	555	1,063
SLO Cultivation Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
Right-of-use assets	0	6,996
Present value of lease liabilities	0	11,938
MedMar Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
Right-of-use assets	1,415	1,525
Present value of lease liabilities	1,456	1,549
MedMar Inc. | Subsidiaries | Finance Leases
Disclosure of transactions between related parties [line items]
Right-of-use assets	2,034	2,137
Present value of lease liabilities	$ 2,452	$ 2,457